Share-based compensation plans and shares held in trust - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based compensation	3 years
Ordinary shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	24.2	23.9
A class American Depositary Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	6.8	4.5
Bottom of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	0.00%
Top of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	200.00%